BETTER 10Q - STOCK-BASED COMPENSATION - Expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 12,354	$ 20,048	$ 38,557	$ 55,215
Capitalized stock-based compensation costs	1,371	2,190	4,051	8,972
Cost of revenue | Mortgage platform expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	1,729	3,450	5,256	13,671
Cost of revenue | Other platform expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	345	248	908	1,654
General and administrative expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	8,295	13,617	26,681	27,559
Marketing expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	70	340	486	1,159
Technology and product development expenses
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 1,915	$ 2,393	$ 5,226	$ 11,172